SHARE-BASED PAYMENT (Details 1) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Outstanding options as of (Beginning)	5,132,532	5,395,519
Outstanding options, Granted	14,422,673
Outstanding options as of (ending)	9,234,128	5,132,532
Issued Grant July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted		4,703,472
Exercised On June 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(189,285)
Exercised On June 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered	(149,618)	(317,386)
Exercised On July 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(83,175)
Exercised On June 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(107,309)
Forfeiture Grant Of July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(1,417,225)	(947,335)
Forfeiture Grant Of July 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(463,260)	(1,554,424)
Forfeiture Grant Of July 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(288,520)	(1,425,333)
Forfeiture Grant Of September 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture		(22,867)
Forfeiture Grant Of July 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture		(237,142)
Forfeiture Grant Of June 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture		(82,203)
Issued Grant July 2023 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted	2,108,504
Issued Grant June 2023 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted	4,726,960
Exercised On July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered	(282,887)
Exercised On July 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered	(106,713)
Forfeiture Grant Of July 2023 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	(25,645)